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DFA Global Sustainability Fixed Income Portfolio
DFA Global Sustainability Fixed Income Portfolio
Investment Objective
The investment objective of the DFA Global Sustainability Fixed Income Portfolio (the “Global Sustainability Fixed Income Portfolio” or the “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Sustainability Fixed Income Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA Global Sustainability Fixed Income Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA Global Sustainability Fixed Income Portfolio Institutional Class	[1]
Management Fee	0.23%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.29%
Fee Waiver and/or Expense Reimbursement	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%
[1]	The “Management Fee” and “Total Annual Operating Expenses” have been adjusted to reflect the decrease in management fee payable by the Global Sustainability Fixed Income Portfolio from 0.24% to 0.23% effective as of February 28, 2020.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Global Sustainability Fixed Income Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Global Sustainability Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA Global Sustainability Fixed Income Portfolio | Institutional Class | USD ($)	29	92	162	367

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
DFA Global Sustainability Fixed Income Portfolio | Institutional Class | USD ($)	29	92	162	367

PORTFOLIO TURNOVER
The Global Sustainability Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its investment portfolio.
Principal Investment Strategies
The Global Sustainability Fixed Income Portfolio invests in a broad portfolio of investment grade debt securities of U.S. and
non-U.S.
corporate and government issuers, while excluding or underweighting securities of corporate and certain non-sovereign government issuers based upon the Portfolio’s sustainability impact considerations. At times, the Portfolio may invest a majority of its net assets in securities of U.S. and
non-U.S.
government issuers. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor may consider investing in issuers located in other countries as well. Under normal circumstances, the Portfolio invests at least 40% of its net assets in
non-U.S.
fixed income securities (unless market conditions are not deemed favorable by the Advisor, in which case the Portfolio would invest at least 30% of its net assets in
non-U.S.
fixed income securities).
The Global Sustainability Fixed Income Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected relative return on investment for holding securities having longer-term
maturities as compared to
shorter-term
maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term
securities depending on the expected term premium and also increase or decrease investment exposure to non-government
securities depending on the expected credit premium. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index (Hedged to USD), which was approximately 7.43 years as of December 31, 2020. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Under normal market conditions, the Global Sustainability Fixed Income Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental
policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and its instrumentalities.
The Global Sustainability Fixed Income Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for hedging purposes such as hedging its interest rate or currency exposure or for non-hedging
purposes as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The Global Sustainability Fixed Income Portfolio may lend its portfolio securities to generate additional income.
The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Global Sustainability Fixed Income Portfolio. Relative to a portfolio without these considerations, the Portfolio will generally exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will generally be overweight in securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor may consider carbon and other greenhouse emissions, or potential emissions, land use, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, palm oil, coal, child labor, and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers. In addition to excluding or underweighting securities of corporate issuers based upon the Portfolio’s sustainability impact considerations, the Portfolio also will generally exclude or underweight securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon the Portfolio’s sustainability impact considerations. The Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the sustainability impact considerations identified above. The Advisor, however, considers securities issued by the U.S. Treasury and certain of its agencies and instrumentalities to be consistent with the Portfolio’s strategy of investing in sustainable investments.
The Portfolio may periodically modify, add, or remove certain sustainability impact considerations. (See “
Additional Information on Investment Objectives and Policies—Applying the Sustainability Portfolios’ Sustainability Impact Considerations
” in this Prospectus.)

Principal Risks
Because the value of your investment in the Global Sustainability Fixed Income Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Market Risk:
Even a
long-term
investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Sustainability Impact Consideration Investment Risk:
The Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may cause the Portfolio’s industry allocations to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company eligible for purchase by the Portfolio. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies considered by the Advisor for the Portfolio, or may not have information with respect to each factor considered as a sustainability impact consideration.
Income Risk:
Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term
securities in its portfolio may be reinvested in
lower-
yielding securities.
Interest Rate Risk:
Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.
Credit Risk:
Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment
of principal and/or interest.
Foreign Securities and Currencies Risk:
Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.
Foreign Government Debt Risk:
The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.
Derivatives Risk:
Derivatives are instruments, such as futures, and options thereon, foreign currency forward contracts and swaps, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging
purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value.
Liquidity Risk:
Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of the Portfolio are concentrated in one or a few investors.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance
The bar chart and table immediately following illustrate the variability of the Global Sustainability Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The
after-tax
returns presented in the table for the Global Sustainability Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax
returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged
arrangements, such as 401(k) plans or individual retirement accounts.

DFA Global Sustainability Fixed Income Portfolio—Total Returns

January 2019-December 2020
Highest Quarter	Lowest Quarter
5.56% (4/20–6/20)	-1.03% (1/20–3/20)

Annualized Returns (%) Periods ending December 31, 2020
Average Annual Total Returns - DFA Global Sustainability Fixed Income Portfolio	1 Year	Since Inception	Inception Date
Institutional Class	7.99%	8.84%	Nov. 06, 2018
Institutional Class | Return After Taxes on Distributions	7.27%	7.77%	Nov. 06, 2018
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	4.76%	6.34%	Nov. 06, 2018
Bloomberg Barclays Global Aggregate Bond Index (Hedged to USD) (reflects no deduction for fees, expenses, or taxes on sales)	5.58%	7.42%

The implementation and management of the Advisor’s “Sustainability” portfolios, including, without limitation, the Global Sustainability Fixed Income Portfolio, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.